Fees Summary	Aug. 26, 2026 USD ($)
Fees Summary [Line Items]
Total Offering	$ 235,512,000
Total Fee Amount	32,524.21
Total Offset Amount	0
Net Fee	$ 32,524.21
Offset Table N/A	N/A